Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2014
Fair Value Measurements [Abstract]
Schedule liabilities measured at fair value on a recurring basis
Description	March 31, 2014	Level 1	Level 2	Level 3

Warrant Liability	$1,511,033	$—	$—	$1,511,033

Schedule of liabilities measured using fair significant unobservable inputs (Level 3)

Balance at December 31, 2013	$—
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2, January 31, February 24, February 28 and March 31, 2014	1,764,317
Change in fair value	(253,284)

Balance at March 31, 2014	$1,511, 033

Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants
	Three months ended March 31,
	2014	2013
Risk-free interest rates	0.68-0.93%	—
Expected life	3 years	—
Expected dividends	0%	—
Expected volatility	71-83%	—
Vycor Common Stock fair value	$1.88-2.39	—